CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 29, 2018	Dec. 30, 2017
SHAREHOLDERS' EQUITY:
Preferred stock, no par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Common stock, shares authorized (in shares)	80,000,000	80,000,000
Common stock, shares issued (in shares)	60,883,749	61,191,888
Common stock, shares outstanding (in shares)	60,883,749	61,191,888